Financial instruments - valuation - Adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments - classification
Funding valuation adjustments	£ 123	£ 132
Credit valuation adjustments	190	236
Bid - offer	76	86
Product and deal specific	157	103
Total	546	557
Product and deal specific
Net (gains) carried forward	139	78
Net gains deferred	218	119
Net gains recognized in the income statement	157	115
Accumulated changes in fair value	£ 44	£ 0